Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-278066), originally filed with the Securities and Exchange Commission (the "Commission") on March 19, 2024 and subsequently amended by Post-Effective Amendment No. 1 filed with the Commission on May 14, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,044.76
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,690,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,007.19
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,003.33
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2036
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,496,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,685.98
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2046
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,585,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,854.59
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2056
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,769.94
Offering Note	See note 1.